Concentrations (Details) - Bank First Retirement Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Concentrations
Threshold Concentration percentage	10.00%	10.00%
Common Stock
Concentrations
Bank First Corporation	$ 22,368,772	$ 21,920,086